Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 665	$ 204	$ 847	$ 367
(Gains)/losses on disposal on property, plant and equipment; intangible assets; and other adjustments on financial assets; and other non-current assets, net	(67)	72	(45)	142
Equity-settled compensation expense	267	257	529	517
(Income)/loss from associated companies	3	2	6	31
Income taxes	507	595	1,305	1,036
Net financial expense	330	171	583	386
Other	(3)	(41)	(6)	(64)
Total	2,954	2,400	5,666	4,897
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	245	228	462	447
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	68	61	133	124
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	943	873	1,815	1,905
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (4)	$ (22)	$ 37	$ 6